Profit/(loss) - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about profit loss [Line Items]
Profit (loss), attributable to owners of parent	€ 3,239,000,000	€ 341,000,000	€ 188,000,000
Impairment and disposals impact on profit loss after tax	2,191,000,000	37,000,000	(6,000,000)
Positive impacts		43,000,000
Profit (loss) from discontinued operations	14,000,000	16,000,000	64,000,000
Deferred tax liabilities due to withholding tax on the repatriation of future dividends from canada			26,000,000	€ 41,000,000
Capital gains and disposals [Member]
Disclosure of detailed information about profit loss [Line Items]
Impairment and disposals impact on profit loss after tax	2,192,000,000	41,000,000	€ (3,000,000)
Serveo sale [Member]
Disclosure of detailed information about profit loss [Line Items]
Investment property completed	0.24
Serveo sale [Member] | Capital gains and disposals [Member]
Disclosure of detailed information about profit loss [Line Items]
Impairment and disposals impact on profit loss after tax	32,000,000
IRB sale 5% [Member]
Disclosure of detailed information about profit loss [Line Items]
Investment property completed	0.05
IRB sale 5% [Member] | Capital gains and disposals [Member]
Disclosure of detailed information about profit loss [Line Items]
Impairment and disposals impact on profit loss after tax	€ 116,000,000
Azores sale [Member] | Capital gains and disposals [Member]
Disclosure of detailed information about profit loss [Line Items]
Impairment and disposals impact on profit loss after tax		41,000,000
Azores sale [Member] | Capital gains and disposals [Member] | PORTUGAL
Disclosure of detailed information about profit loss [Line Items]
Impairment and disposals impact on profit loss after tax		€ 41,000,000
Heathrow Airport in London [Member] | Capital gains and disposals [Member]
Disclosure of detailed information about profit loss [Line Items]
Percentage of the ferrovials stake in the asset	19.75%
Impairment and disposals impact on profit loss after tax	€ 2,570,000